RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2023
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of Amount due

	As of December 31,
	2022	2023
	RMB	RMB
Amounts due from related parties:
Current:
Xiaomi Communication (a)	117,944	35,385
Whale Microelectronics(d)	2,648	16,085
Field Medical (b)	10,375	4,265
Xiaomi Technology	—	2,810
Yunding	2,330	—
Gongqingcheng Yunding	2,500	—
Others	2,817	2,553
Non-current:
Whale Microelectronics (d)	—	14,262
A vice president (e)	6,333	6,692
Total	144,947	82,052

	As of December 31,
	2022	2023
	RMB	RMB
Amounts due to related parties, current:
Whale Microelectronics (d)	36,864	11,651
Xiaomi Communication	2,087	2,087
Xiaomi Technology(c)	1,965	10,933
Others	62	—
Total	40,978	24,671

Schedule of transactions

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Sales to related parties:
Xiaomi Communication	3,340,857	1,697,053	644,879
Xiaomi Youpin	9,175	6,942	—
Transfer of intangible assets:
Whale Microelectronics (d)	—	—	20,700
Total	3,350,032	1,703,995	665,579

Schedule of purchase from related parties

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Sales to related parties:
Xiaomi Communication	3,340,857	1,697,053	644,879
Xiaomi Youpin	9,175	6,942	—
Transfer of intangible assets:
Whale Microelectronics (d)	—	—	20,700
Total	3,350,032	1,703,995	665,579

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Purchase from a related party
Whale Microelectronics (d)	146,847	222,174	86,820
(a)	The amount due from Xiaomi represents receivables from the sales of products and services, which included an unbilled amount of RMB2,613 and RMB1,907 as of December 31, 2022 and 2023, respectively.
(b)

The amount due from Field Medical represents loans the Group provided to Field Medical to support the daily operation. In 2023, Field Medical completed its newly round of financing and part of the borrowings from the Group was converted into convertible loans and was measured at available-for-sale investment.

(c)	The amounts due to Xiaomi Technology represent the payable for the cloud service received by the Group.
(d)

The amount due from Whale Microelectronics represents the receivable in relation to the transfer of certain intangible assets from the Group to Whale Microelectronics for a total consideration of RMB21,942, including VAT, in which RMB2,194 was collected by the Group during 2023. Based on the agreement, there is a contingent compensation agreed by the Group that the Group will compensate Whale Microelectronics if the development and utilization of the intangible assets failed in the future and when certain conditions met. The amount due to Whale Microelectronics represents the payables in relation to the purchase of raw material from Whale Microelectronics.

(e)	The amount due from a vice president represents a loan provided to a key management.